Annual Fund Operating Expenses - Thrivent Diversified Income Plus Portfolio - Class A	Apr. 30, 2021
Operating Expenses:
Management Fees	0.40%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.47%